Summary of Significant Accounting Policies (Details) - Sunlight $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Number of operating segments | segment	1
Number of reportable segments | segment	1
Participation interests to be purchased	5.00%
Minimum threshold contractual balance for nonaccrual loans to evaluate individually for impairment | $	$ 50,000	$ 50,000
Minimum threshold contractual balance for troubled debt restructuring to evaluate individually for impairment | $	$ 50,000	$ 50,000